SHARE CAPITAL - Schedule of Changes in Share Capital (Details)	12 Months Ended
Dec. 31, 2022 shares
Disclosure of classes of share capital [abstract]
Outstanding shares, beginning of period (in shares)	203,530,979
Shares issued in connection with Euronav share acquisition (in shares)	19,091,910
Outstanding shares, end of period (in shares)	222,622,889